COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases (USD $)	Dec. 31, 2014
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
December 31, 2015	$ 644,064
December 31, 2016	267,432
December 31, 2017	124,728
December 31, 2018	117,612
Thereafter	0
Total	$ 1,153,836